Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jun. 20, 2023
C000242227
Account Value [Line Items]
Line Graph and Table Measure Name	LGIM America Commodity Strategy Fund, Institutional Class Shares
Account Value	$ 10,518	$ 9,612	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,257	9,606	10,000
Bloomberg Commodity Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index (TR) (USD)
Account Value	$ 10,175	10,296	10,000
80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index
Account Value [Line Items]
Line Graph and Table Measure Name	80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index
Account Value	$ 10,183	$ 10,014	$ 10,000